SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $)		0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended
	Feb. 28, 2014 Former Director [Member]	Jan. 31, 2014 Gulf Navigation Holding PSJ [Member]	Jan. 31, 2014 Gulf Navigation Holding PSJ [Member]	Jan. 27, 2014 Dividend Declared [Member]	Apr. 02, 2014 Dividend Declared [Member]	Jan. 27, 2014 Dividend Declared [Member] Nordic American Offshore Limited [Member]
Subsequent Event [Line Items]
Damages awarded		$ 10,200,000	$ 10,200,000
Dividend declared (in dollars per share)				$ 0.12	$ 0.23	$ 0.13
Date dividend declared				Jan. 27, 2014	Apr. 02, 2014
Date dividend paid				Mar. 03, 2014	May 25, 2014
Portion of equity distributed as dividend						10,000,000
Fair value of stock rights terminated	$ 99,300
Common stock rights terminated (in shares)	10,000